CAPITALIZED DEVELOPMENT COSTS	12 Months Ended
Apr. 30, 2018
Disclosure Of Capitalized Development Costs [Abstract]
CAPITALIZED DEVELOPMENT COSTS

NOTE 5 CAPITALIZED DEVELOPMENT COSTS

	MAY 1, 2017			MAY 1, 2016			MAY 1, 2015
	- APR 30, 2018			- APR 30, 2017			- APR 30, 2016
TSEK	Paclical	Paccal Vet	Total	Paclical	Paccal Vet	Total	Paclical	Paccal Vet	Total
Opening acquisition cost	307,647	109,275	416,922	300,088	109,812	409,900	290,108	103,065	393,173
Adjustment *)	-	-	0	-	(875)	(875)	-	-	0
Capitalized expenditure for the year	9,024	133	9,157	7,559	338	7,897	9,980	6,747	16,727
Closing accumulated acquisition cost	316,671	109,408	426,079	307,647	109,275	416,922	300,088	109,812	409,900

Opening accumulated amortization	-	-	0	-	-	0	-	-	0
Amortization for the year	-	-	0	-	-	0	-	-	0
Closing accumulated amortization	0	0	0	0	0	0	0	0	0

Closing carrying amount	316,671	109,408	426,079	307,647	109,275	416,922	300,088	109,812	409,900

  *) In some cases the capitalization of development costs is based on assessments, which may deviate from the actual outcome and then has to be adjusted.

Capitalized development costs amounted to TSEK 9,157 for the financial year ended April 30, 2018 compared to TSEK 7,898 as of April 30, 2017 and TSEK 16,727 as of April 30, 2016. Research and development costs which were not capitalized amounted to TSEK 56,389 for the financial year ended April 30, 2018 compared to TSEK 89,964 in the financial year ending April 30, 2017 and TSEK 96,884 in the financial year ending April 30, 2016. Total cost for research and development, capitalized and expensed, amounted TSEK 65,546 for the financial year ended 30 April, 2018 compared to TSEK 97,862 as of April 30, 2017 and TSEK 113,611 as of April 30, 2016.